Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Dreyfus Dynamic Alternatives Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001478223
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2011
Dreyfus Dynamic Alternatives Fund (Prospectus Summary) | Dreyfus Dynamic Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYAX
Dreyfus Dynamic Alternatives Fund (Prospectus Summary) | Dreyfus Dynamic Alternatives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYCX
Dreyfus Dynamic Alternatives Fund (Prospectus Summary) | Dreyfus Dynamic Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYIX